Consolidated statements of comprehensive income/(loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net Loss	€ (23,698)	€ (164,476)	€ (127,218)
Other comprehensive income/(loss):
Currency translation adjustments, net	273	21	18
Net reclassification of foreign currency translation adjustments into total other, net	(81)	0	0
Total other comprehensive income	192	21	18
Comprehensive Loss	€ (23,506)	€ (164,455)	€ (127,200)